Summary of Stock Option Activity and Changes during Year (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options:
Granted	818,090	716,508	2,176,963
Weighted Average Exercise Price
Granted	$ 22.95	$ 17.61	$ 16.01
Outstanding at end of year	$ 21.27
Weighted average fair value of options granted during the year	$ 5.27	$ 5.78	$ 4.11
Stock Options
Options:
Outstanding at beginning of year	6,082,000	8,810,000	6,955,000
Granted	818,000	717,000	2,177,000
Exercised	(619,000)	(597,000)	(41,000)
Forfeited/canceled	(216,000)	(2,848,000)	(281,000)
Outstanding at end of year	6,065,000	6,082,000	8,810,000
Options exercisable at year-end	3,235,000	3,122,000	5,712,000
Weighted Average Exercise Price
Outstanding at beginning of year	$ 20.61	$ 23.40	$ 25.54
Granted	$ 22.95	$ 17.61	$ 15.89
Exercised	$ 16.15	$ 13.51	$ 13.11
Forfeited/canceled	$ 23.73	$ 29.96	$ 19.83
Outstanding at end of year	$ 21.27	$ 20.61	$ 23.40
Options exercisable at year-end	$ 24.12	$ 25.00	$ 27.48
Weighted average fair value of options granted during the year	$ 5.27	$ 5.78	$ 4.11
Average remaining contractual life (in years)	4 years 9 months 18 days
Aggregate intrinsic value (in thousands)	$ 909
Average remaining contractual life (in years)	4 years 2 months 12 days
Aggregate intrinsic value (in thousands)	$ (8,735)